ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS (Details) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)		Dec. 31, 2014 EUR (€)
Balance, January 1	[1]	€ (2,994)
Balance, December 31		150	$ 163	€ (2,994)	[1]
Foreign currency translation adjustments
Other non-interest income		35
Total before tax		35
Net of tax		35
Unrealised gains and losses on available-for-sale securities
Interest income : Securities available-for-sale				3		€ 23
Net realised gains / (losses) on sale of available-for-sale securities		120		2		96
Other-Than-Temporary-Impairment		(6)		(36)		(6)
Total before tax		114		(31)		113
Income tax (expense) / benefit		(24)		8		(26)
Net of tax		90		(23)		87
Amortization of defined benefit pension items
Prior service costs		0		0		(1)
Actuarial loss		(9)		(12)		(10)
Other non-interest income		1
Total before tax		(8)		(12)		(11)
Income tax (expense) / benefit		2		3		0
Net of tax		(6)		(9)		(11)
Income / (loss) from discontinued operations		(3,071)		7		4
Total reclassifications for the period		(2,952)		(25)		80
Foreign Currency Items
Balance, January 1		(3,108)		(2,505)		(2,679)
Other comprehensive income before reclassifications		(146)		(603)		174
Amounts reclassified from accumulated other comprehensive income		0		0		0
Amounts reclassified from accumulated other comprehensive income due to disposal of subsidiaries		3,133
Net current-period other comprehensive income		2,987		(603)		174
Balance, December 31		(121)		(3,108)		(2,505)
Unrealized gains/(losses) on Available-for-Sale Securities
Balance, January 1		227		102		184
Other comprehensive income before reclassifications		352		108		9
Amounts reclassified from accumulated other comprehensive income		(90)		17		(91)
Amounts reclassified from accumulated other comprehensive income due to disposal of subsidiaries		(115)
Net current-period other comprehensive income		147		125		(82)
Balance, December 31		374		227		102
Pension liability
Balance, January 1		(113)		(144)		(101)
Other comprehensive income before reclassifications		(14)		23		(54)
Amounts reclassified from accumulated other comprehensive income		6		8		11
Amounts reclassified from accumulated other comprehensive income due to disposal of subsidiaries		18
Net current-period other comprehensive income		10		31		(43)
Balance, December 31		(103)		(113)		(144)
Accumulated Other Comprehensive Income
Balance, January 1		(2,994)		(2,547)		(2,596)
Other comprehensive income before reclassifications		192		(472)		129
Amounts reclassified from accumulated other comprehensive income		(84)		25		(80)
Amounts reclassified from accumulated other comprehensive income due to disposal of subsidiaries		3,036
Net current-period other comprehensive income		3,144		(447)		49
Balance, December 31		€ 150		€ (2,994)		€ (2,547)

[1]	Please see Note 43 for information regarding the restatement